Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [Abstract]
Earnings per share
	For the Years Ended December 31,
In CHF thousands, except for share and per share data	2020	2019	2018
Basic income/(loss) per share (EPS):
Numerator:
Net income/(loss) attributable to equity holders of the Company	(61,921)	45,442	(50,951)
Denominator:
Weighted-average number of shares outstanding to equity holders	71,900,212	70,603,611	61,838,228
Basic income/(loss) for the period attributable to equity holders	(0.86)	0.64	(0.82)

Diluted income/(loss) per share (EPS):
Numerator:
Net income/(loss) attributable to equity holders of the Company	(61,921)	45,442	(50,951)
Denominator:
Weighted-average number of shares outstanding to equity holders	71,900,212	70,603,611	61,838,228
Effect of dilutive securities from equity incentive plans	—	499,730	—
Weighted-average number of shares outstanding – diluted to equity holders	71,900,212	71,103,341	61,838,228
Diluted income/(loss) for the period attributable to equity holders	(0.86)	0.64	(0.82)

Antidilutive securities
Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	As of December 31,
	2020	2019	2018
Share options issued and outstanding (in-the-money)	412,191	1,081,836	1,472,589
Restricted share awards subject to future vesting	28,418	—	109,041
Convertible shares	—	911,261	—
Total	440,609	1,993,097	1,581,630